Interim and Bridge Funding Facilities - Schedule of Interim and Bridge Funding Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Interim and Bridge funding facilities	$ 2,129,262	$ 1,799,004
Accrued interest	15,831	31,406
Rio Tinto [Member]
Debt Instrument [Line Items]
Accrued interest	11,400
Interim Funding Facility [Member]
Debt Instrument [Line Items]
Interim and Bridge funding facilities	1,789,787	1,799,004
Short-Term Bridge Facility and New Bridge Facility [Member]
Debt Instrument [Line Items]
Interim and Bridge funding facilities	$ 339,475